Projected benefit payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 36,850
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	36,755
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	37,323
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	37,999
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	38,606
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	199,925
Other Pension Plans Defined Benefit Member
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	1,604
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	1,862
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	1,983
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	2,102
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	2,182
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 11,829